Long-Term Investments (Details) - Schedule of long-term investments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Original Cost	$ 1,938	$ 1,938
Cumulative net gains /(losses)	(83)	(155)
Exchange Difference	(64)	84
Carrying value	1,711	1,867
Impairment	(80)
Maya [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Original Cost	442	442
Cumulative net gains /(losses)	(442)	(442)
Exchange Difference
Carrying value
Impairment
Huaxiang [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Original Cost	1,251	1,251
Cumulative net gains /(losses)	515	287
Exchange Difference	(55)	88
Carrying value	1,711	1,626
Impairment
iQsim S.A [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Original Cost	245	245
Cumulative net gains /(losses)	(156)		[1]
Exchange Difference	(9)	(4)
Carrying value		$ 241
Impairment	$ (80)

[1]	Less than US$1 thousand.